Financial instruments (Details 15) - Recurring basis SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2014 CHF (SFr)	Jun. 30, 2015 CHF (SFr)	Jun. 30, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 77	SFr 146	SFr 69	SFr 204
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	350	350
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	350	475
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	350	361
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 17,180	SFr 14,137	13,481	13,710
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	4,465	3,696	4,600	5,069
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,435	1,243	1,774	2,128
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 201	SFr 227
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(88.00%)	(88.00%)
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	97.00%	97.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Buyback probability (in %)	68.00%	59.00%
Correlation (in %)	17.00%	16.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,051	SFr 446
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	9	16
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,644	700
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	361	370
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 180	SFr 377
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	124.00%	120.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	67.00%	58.00%
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 612	SFr 585	548	436
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	0.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	29.00%	28.00%
Discount rate (in %)	31.00%	39.00%
Default rate (in %)	19.00%	21.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	8.00%	6.00%
Discount rate (in %)	9.00%	9.00%
Default rate (in %)	3.00%	4.00%
Loss severity (in %)	50.00%	58.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 257	SFr 158	334	417
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	0.00%	3.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	10.00%	8.00%
Prepayment rate (in %)	20.00%	15.00%
Discount rate (in %)	28.00%	38.00%
Default rate (in %)	21.00%	30.00%
Loss severity (in %)	35.00%	35.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	8.00%	7.00%
Prepayment rate (in %)	12.00%	8.00%
Discount rate (in %)	9.00%	13.00%
Default rate (in %)	1.00%	2.00%
Loss severity (in %)	3.00%	8.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,421	SFr 1,195	1,369	1,567
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 286	SFr 288
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		142
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	3.00%	0.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		173
Prepayment rate (in %)	20.00%	20.00%
Discount rate (in %)	23.00%	33.00%
Default rate (in %)	7.00%	8.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		152
Prepayment rate (in %)	17.00%	14.00%
Discount rate (in %)	7.00%	10.00%
Default rate (in %)	2.00%	3.00%
Loss severity (in %)	35.00%	39.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 89	SFr 18
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Vendor price | Weighted average
Unobservable input
Price (in %)	95.00%	97.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 837	SFr 761
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	93.00%	214.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	196.00%	214.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	191.00%	214.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,566	SFr 1,688	674	595
Trading assets | Equity securities | Option model | Minimum
Unobservable input
Volatility (in %)		2.00%
Trading assets | Equity securities | Option model | Maximum
Unobservable input
Volatility (in %)		237.00%
Trading assets | Equity securities | Option model | Weighted average
Unobservable input
Volatility (in %)		28.00%
Trading assets | Equity securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 26	SFr 7
Trading assets | Equity securities | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%
Trading assets | Equity securities | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%
Trading assets | Equity securities | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	7.00%	7.00%
Discount rate (in %)	15.00%
Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 765	SFr 697
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	1.00%	0.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	13	13
Price (in %)	163.00%	166.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	9	9
Price (in %)	51.00%	9.00%
Trading assets | Equity securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 252
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 6,823	4,856	5,125	5,217
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,803	SFr 1,141	1,713	1,574
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	9.00%	14.00%
Credit spread (in bp)	229	158
Mean reversion (in %)	5.00%	5.00%
Prepayment rate (in %)	0.00%	1.00%
Volatility skew (in %)	(9.00%)	(9.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Credit spread (in bp)	1,218	2,063
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	33.00%	30.00%
Volatility skew (in %)	2.00%	1.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	76.00%	74.00%
Credit spread (in bp)	1,046	350
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	24.00%	15.00%
Volatility skew (in %)	(1.00%)	(4.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,569	SFr 1,292	1,097	1,138
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	51	51
Correlation (in %)	46.00%	43.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	1.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	10.00%	10.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	106	125
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	6,087	22,911
Prepayment rate (in %)	9.00%	12.00%
Recovery rate (in %)	75.00%	70.00%
Discount rate (in %)	38.00%	47.00%
Default rate (in %)	43.00%	45.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	80	68
Correlation (in %)	83.00%	80.00%
Credit spread (in bp)	614	8,042
Prepayment rate (in %)	4.00%	4.00%
Recovery rate (in %)	20.00%	22.00%
Discount rate (in %)	18.00%	20.00%
Default rate (in %)	7.00%	6.00%
Loss severity (in %)	65.00%	64.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,063	SFr 938	932	1,240
Trading assets | Derivative instruments | Equity/Index-related products | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 824
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Correlation (in %)	(88.00%)	(88.00%)
Volatility (in %)	0.00%	0.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Correlation (in %)	97.00%	97.00%
Volatility (in %)	276.00%	237.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Correlation (in %)	8.00%	16.00%
Volatility (in %)	27.00%	26.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 84
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Minimum
Unobservable input
EBITDA multiple		4
Price (in %)		111.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Maximum
Unobservable input
EBITDA multiple		10
Price (in %)		114.00%
Trading assets | Derivative instruments | Equity/Index-related products | Market comparable | Weighted average
Unobservable input
EBITDA multiple		7
Price (in %)		111.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,326	SFr 3,897	3,082	2,829
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 770	SFr 875
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	20	19
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	9	8
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,493	SFr 2,928
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	104.00%	103.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	50.00%	47.00%
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3	SFr 148	3	2
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	5,271	4,417	4,890	6,963
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	1,268	1,084
Other investments | Hedge funds
Quantitative information about level 3 assets at fair value
Fair value, assets	314	237
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,855	1,471
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,834	SFr 1,625	1,605	1,600
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	21	20
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Other investments | Other equity investments - of which private
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,855	SFr 1,469
Other investments | Other equity investments - of which private | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 337	SFr 296
Other investments | Other equity investments - of which private | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	69.00%	69.00%
Other investments | Other equity investments - of which private | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	69.00%	69.00%
Other investments | Other equity investments - of which private | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	69.00%	69.00%
Other investments | Other equity investments - of which private | Net asset value
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,051	SFr 954
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3,437	2,792	3,285	5,363
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	9,353	8,269	8,598	7,998
Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	5,853	5,306	5,699	5,309
Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 5,011	SFr 4,185
Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	34	20
Recovery rate (in %)	0.00%
Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,528	2,684
Recovery rate (in %)	100.00%
Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	462	517
Recovery rate (in %)	68.00%
Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 650	SFr 856
Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	106.00%
Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	82.00%	63.00%
Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,494	SFr 1,820	1,572	1,322
Loans - of which financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 1,553
Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	60	44
Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	813	813
Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	304	305
Loans - of which financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 61
Loans - of which financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)		100.00%
Loans - of which financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)		101.00%
Loans - of which financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)		100.00%
Other intangible assets.
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 70	SFr 81	66	42
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	7,468	5,653	5,923	6,159
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	6,851	5,291	5,242	5,615
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,321	SFr 728
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	146	77
Recovery rate (in %)	1.00%	1.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	2,047	2,063
Recovery rate (in %)	39.00%	38.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	334	488
Recovery rate (in %)	30.00%	34.00%
Other assets - of which loans held-for-sale | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,654	SFr 2,727
Other assets - of which loans held-for-sale | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Vendor price | Maximum
Unobservable input
Price (in %)	109.00%	170.00%
Other assets - of which loans held-for-sale | Vendor price | Weighted average
Unobservable input
Price (in %)	99.00%	99.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,430	SFr 1,386
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	104.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	67.00%	68.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 39,422	SFr 32,851	SFr 33,030	SFr 35,078